Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Creditors to Convert Outstanding Debt Amount to Shares
The Company is currently in the discussion to agree with following creditors to convert outstanding debt amount to the Company’s shares.

			(Unit : USD)
Classification	Borrowing from	Amount	Note
Convertible bond	Jeon, Joon-Soo	1,004,226	Acquired Convertible bonds of Bluming Innovation
Convertible bond	Daesun	926,977	Acquired Convertible bonds of Bluming Innovation
Short-term loan	Whale Investment Co., Ltd.	3,476,165
Short-term loan	Kim, Kyung-Sook	926,977
Other payables	Deco&Home Inc.	348,389	De-SPAC expense
Other payables	Kim, Jae-Young	154,496	Raw material expense
Other payables	Mirae Asset Securities Co., Ltd.	98,717
Other payables	Sol Sea&Air Co., Ltd.	80,640
Trade payable	Jin Technology	236,344
Trade payable	INP Chemical Co., Ltd.	279,260
Trade payable	Meanwell Doosung Co., Ltd.	77,248
Trade payable	Cressem Co., Ltd.	64,715

Total		7,674,154